Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2017
Provision for liabilities and charges
Schedule for provisions for liabilities and charges

	Payment	Other	Residential	Litigation
	protection	customer	mortgage backed	and other	Property and
Provisions for liabilities and charges	insurance (1)	redress	securities (2)	regulatory (3)	other (4) (5)	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2017	1,253	1,105	6,752	1,918	1,808	12,836
Currency translation and other movements	—	4	(541)	(31)	35	(533)
Charge to income statement	175	228	714	280	1,003	2,400
Releases to income statement	—	(54)	(50)	(156)	(209)	(469)
Provisions utilised	(375)	(413)	(3,632)	(1,370)	(687)	(6,477)
At 31 December 2017	1,053	870	3,243	641	1,950	7,757

Notes:

(1)

To reflect the increased volume of complaints following the FCA’s introduction of an August 2019 PPI timebar as outlined in FCA announcement CP17/3 and the introduction of new Plevin (unfair commission) complaint handling rules, RBS increased its provision for PPI by £175m in 2017 (2016 - £601 million, 2015 - £600 million, 2014 - £650 million) bringing the cumulative charge to £5.1 billion, of which £3.7 billion (74%) in redress and £0.4 billion in administrative expenses had been paid by 31 December 2017. Of the £5.1 billion cumulative charge, £4.6 billion relates to redress and £0.5 billion to administrative expenses.

Schedule of the sensitivity of the provision

			Sensitivity
Assumptions	Actual to date	Future expected	Change in assumption %	Consequential change in provision £m
Customer initiated complaints (1)	2,386k	429k	+/- 5	+/- 30
Uphold rate (2)	90%	94%	+/- 1	+/- 6
Average redress (3)	£1,681	£1,476	+/- 5	+/- 30
Processing costs per claim (4)	£160	£142	+/- £20	+/- 3

Notes:

(1)	Claims received directly by RBS to date, including those received via CMCs and Plevin (commission) only. Excluding those for proactive mailings and where no PPI policy exists.
(2)	Average uphold rate per customer initiated claims received directly by RBS to end of timebar for both PPI (mis-sale) and Plevin (commission), excluding those for which no PPI policy exists.
(3)	Average redress for PPI (mis-sale) and Plevin (commission) pay-outs.
(4)	Processing costs per claim on a valid complaints basis, includes direct staff costs and associated overhead - excluding FOS fees.